Intangible Assets, Net (Details Textual) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Intangible Assets, Net (Textual)
Amortization expenses for finite-lived intangible assets	$ 52,433	$ 124,551
Wrote off of cost related amortization		$ 2,320